Total
Timber Point Alternative Income Fund

360 FUNDS

Timber Point Global Allocations Fund (the “Global Fund”)

(CGHIX)

Timber Point Alternative Income Fund (the “Income Fund”)

(AIIFX)

Supplement dated October 29, 2020

To the Funds’ Prospectus and Statement of Additional Information

dated August 24, 2020

Revised Investment Advisory Agreement and Expense Limitation Agreement

At a meeting held on October 21, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of 360 Funds (the “Trust”), approved a revision to the investment advisory agreement with Timber Point Capital Management, LLC (“Timber Point”) for the Income Fund. Effective December 1, 2020, the Management Fee for the Income Fund is reduced to 0.80%

Additionally, the Board approved a revised expense limitation agreement with Timber Point for both the Global Fund and Income Fund (the “Revised ELA”). The Revised ELA is effective December 1, 2020. For the Global Fund, the Revised ELA increases the limit on the Fund’s Total Annual Fund Operating Expenses to 1.60% of the average daily net assets of the Fund. For the Income Fund, the Revised ELA lowers the limit on the Fund’s Total Annual Fund Operating Expenses to 1.70% of the average daily net assets of the Fund.

Changes to the Income Fund Summary Prospectus

Effective December 1, 2020, the Global Fund’s Annual Fund Operating Expenses table on page 12 of the Prospectus is deleted and replaced with the following:

Institutional Class shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	2.29%
Dividends from Securities Sold Short and Interest Expense	0.11%
Other Operating Expenses	2.18%
Acquired Fund Fees and Expenses[1]	0.25%
Total Annual Fund Operating Expenses[2]	3.54%
Fee Waivers and Expense Reimbursements	(1.28%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements[3]	2.06%
1.	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
2.	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for two reasons. First, the information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles. Second, on May 29, 2020, the Fund’s Investor Class shares were converted into Institutional Class shares. Since the Investor Class had a longer performance history and higher fees, its financial and performance information was used for the consolidated class. As a result, the Financial Highlights reflect the expense ratios of the prior Investor Class and not the prior Institutional Class.
3.	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.70% of the average daily net assets the Fund through January 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

Further, effective December 1, 2020, the Expense Example on page 13 of the Prospectus is deleted and replaced with the following:

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$209	$908	$1,631	$3,544

Changes to the Prospectus for both Funds

Further, effective December 1, 2020, the section Management – Investment Adviser on pages 30-31 of the Prospectus is deleted and replaced with the following:

Investment Adviser. Timber Point, located at 555 Pleasantville Road, Suite N202, Briarcliff Manor, NY 10510, serves as investment adviser to each Fund. Subject to the authority of the Board, Timber Point is responsible for the overall management of each Fund’s business affairs. Timber Point was established in 2020 and serves primarily individual investors, financial advisers, and registered investment companies. The Adviser is registered with the U.S. Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended. As of June 30, 2020, Timber Point had approximately $90 million in assets under management.

Pursuant to the Investment Advisory Agreement each Fund pays the Adviser, monthly, an annual advisory fee based on the Fund’s average daily net assets. Effective June 13, 2020, the Global Fund’s management fee is 0.90% and, effective December 1, 2020, the Income Fund’s management fee is 0.80%. For the fiscal year ended September 30, 2019, the Global Fund and the Income Fund each paid the Adviser or its predecessor an investment advisory fee at an annual rate of 0.00% of the average daily net assets of the Fund after waivers and reimbursements. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Fund’s Annual Report to Shareholders for the period ended September 30, 2020.

Each Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement, the Adviser has agreed to waive or reduce its fees and to assume other expenses of each Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 of the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 1.60% and 1.70% of the average daily net assets of the Global Fund and the Income Fund, respectively, through January 31, 2022, subject thereafter to annual re-approval of the agreement by the Board of Trustees.

The Adviser can receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three-year basis, as long as the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement through January 31, 2022 can be terminated only by, or with the consent, of the Board of Trustees.

Fee waivers and reimbursements by the former investment adviser for the Funds will continue to be recoverable by the Adviser. Such recoupment was approved by shareholders in connection with the approval of the Advisory Agreement.

Changes to the Income Fund Summary Prospectus
Effective December 1, 2020, the Global Fund’s Annual Fund Operating Expenses table on page 12 of the Prospectus is deleted and replaced with the following:
Annual Fund Operating Expenses	Timber Point Alternative Income Fund Institutional Class Shares
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Dividends from Securities Sold Short and Interest Expense	0.11%
Other Operating Expenses	2.18%
Other Expenses	2.29%
Acquired Fund Fees and Expenses	0.25%	[1]
Total Annual Fund Operating Expenses	3.54%	[2]
Fee Waivers and Expense Reimbursement	(1.28%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	2.06%	[3]
[1]	This number represents the combined total fees and operating expenses of the underlying funds (e.g., investment companies and other pooled investment vehicles) owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund’s assets. Since the number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights for two reasons. First, the information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses or the Expense Limitation Agreement described below. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles. Second, on May 29, 2020, the Fund’s Investor Class shares were converted into Institutional Class shares. Since the Investor Class had a longer performance history and higher fees, its financial and performance information was used for the consolidated class. As a result, the Financial Highlights reflect the expense ratios of the prior Investor Class and not the prior Institutional Class.
[3]	Pursuant to an operating expense limitation agreement between Timber Point Capital Management LLC (“Timber Point” or, the “Adviser”) and the Fund, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.70% of the average daily net assets the Fund through January 31, 2022. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment.

Further, effective December 1, 2020, the Expense Example on page 13 of the Prospectus is deleted and replaced with the following:
Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only through January 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Timber Point Alternative Income Fund | Institutional Class Shares | USD ($)	209	908	1,631	3,544